Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Income for the year	$ 94,304	$ 103,067
Adjustments for:
Amortization and depreciation	83,024	58,969
Income tax expense	18,047	23,316
Amortization of deferred revenue	(17,082)	(14,781)
Share-based compensation	9,218	7,931
Finance income	(12,465)	(10,295)
Finance expenses	25,822	33,223
Foreign exchange gain	(36,798)	(23,095)
Other	4,236	(490)
Changes in non-cash working capital items	(8,372)	(18,029)
Cash flows from operations	159,934	159,816
Advance from NX Gold PMPA	2,440	3,207
Derivative contract settlements	9,632	(11,983)
Provision settlements	(3,344)	(2,238)
Income taxes paid	(5,563)	(5,416)
Cash flows from operating activities	163,099	143,386
Cash Flows used in Investing Activities
Additions to mineral properties, plant and equipment	(447,174)	(282,775)
Additions to exploration and evaluation assets	(13,475)	(13,044)
Proceeds from short-term investments and interest received	192,483	9,713
Purchase of short-term investments	(40,000)	(139,700)
Cash flows used in investing activities	(308,166)	(425,806)
Cash Flows used in Financing Activities
Proceeds from equity offering, net of share issue costs	104,330	0
Lease liability payments	(11,877)	(7,426)
New loans and borrowings, net of transaction costs	14,889	401,495
Loans and borrowings repaid	(7,786)	(55,650)
Interest paid on loans and borrowings	(27,461)	(15,383)
Other finance expenses paid	(5,502)	(4,542)
Proceeds from exercise of stock options	11,158	8,805
Cash flows (used in)/from financing activities	77,751	327,299
Effect of exchange rate changes on cash and cash equivalents	1,352	2,694
Net (decrease) increase in cash and cash equivalents	(65,964)	47,573
Cash and cash equivalents - beginning of year	177,702	130,129
Cash and cash equivalents - end of year	$ 111,738	$ 177,702